CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

20. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total revenue
Customer A	*	20.3%	54.9%
Customer B	11.4%	17.5%	*
Customer C	*	10.2%	*
Customer D	52.1%	*	*
Customer E	13.2%	*	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2023	2024	2025
Percentage of the Company’s accounts receivable
Customer A	*	43.1%	66.6%
Customer F	*	17.2%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total purchase
Supplier A	24.0%	*	*
Supplier B	11.3%	*	*
Supplier C	*	*	14.7%

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

20. CONCENTRATION OF CREDIT RISK-continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payables:

	As of December 31,
	2023	2024	2025
Percentage of the Company’s accounts payable
Supplier C	*	16.4%	16.9%